Long-Term Debt - Schedule of Principal Maturities (Detail) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 29, 2018
Debt Disclosure [Abstract]
2019		$ 7,349
Remainder of fiscal 2019	$ 45
2020	267	9,173
2021		7,383
2022		7,390
2023		7,399
Thereafter	475,188	835,096
Total	$ 475,500	$ 873,790